Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Variable Interest Entities [Table Text Block]
Summary financial information of the Group’s four VIEs included in the accompanying consolidated financial statements is included on page F-4 and as follows:

	For the years ended December 31,
	2013	2014	2015
Net revenues	$137,947,971	$44,907,449	$18,469,195

Net income (loss)	$18,873,242	$(8,282,712)	$(9,920,207)

Schedule Of Subsidiaries And Variable Interest Entities [Table Text Block]
As of December 31, 2015, the subsidiaries of Acorn International were as follows:

	Percentage of
Name of subsidiaries	ownership	Date of incorporation	Place of incorporation
China DRTV, Inc. (“China DRTV”)	100%	March 4, 2004	BVI
Smooth Profit Limited (“Smooth Profit”)	100%	September 18, 2007	BVI
MK AND T Communications Limited (“MK AND T”)	100%	October 27, 1998	Hong Kong
Bright Rainbow Investments Limited (“Bright Rainbow”)	100%	October 29, 2007	Hong Kong
Shanghai Acorn Advertising Broadcasting Co., Ltd. (“Shanghai Advertising”)	100%	August 19, 2004	PRC
Shanghai HJX Digital Technology Co., Ltd. (“Shanghai HJX”)	100%	August 23, 2004	PRC
Acorn International Electronic Technology (Shanghai) Co., Ltd. (“Acorn Electronic”)	100%	August 23, 2004	PRC
Acorn Information Technology (Shanghai) Co., Ltd. (“Acorn Information”)	100%	August 27, 2004	PRC
Beijing Acorn Youngleda Oxygen Generating Co., Ltd. (“Beijing Youngleda”)	100%	October 20, 2004	PRC
YiyangYukang Communication Equipment Co., Ltd. (“YiyangYukang”)	100%	November 29, 2005	PRC
Zhuhai Sunrana Bio-tech Co., Ltd. (“Zhuhai Sunrana”)	51%	June 16, 2006	PRC
Zhuhai Acorn Electronic Technology Co., Ltd. (“Zhuhai Acorn”)	100%	September 26, 2006	PRC
Beijing HJZX Software Technology Development Co., Ltd. (“Beijing HJZX”)	100%	January 22, 2007	PRC
ZhongshanMeijin Digital Technology Co., Ltd. (“ZhongshanMeijin”)	75%	February 13, 2007	PRC
Acorn Trade (Shanghai) Co., Ltd. (“Acorn Trade”)	100%	December 13, 2007	PRC
Shanghai Acorn HJX Software Technology Development Co., Ltd. (“HJX Software”)	100%	May 12, 2009	PRC
Wuxi Acorn Enterprise Management Consulting Co., Ltd. (“Wuxi Acorn”)	100%	January 29, 2010	PRC

Name of subsidiaries	Percentage of ownership	Date of incorporation	Place of incorporation
Star Education & Technology Group Inc.	100%	January 8, 2014	Cayman Island
Star Education & Technology Limited	100%	January 22, 2014	BVI
HJX International Limited	100%	March 5, 2014	Hong Kong

Variable Interest Entity, Primary Beneficiary [Member]
Schedule Of Subsidiaries And Variable Interest Entities [Table Text Block]
As of December 31, 2015, the variable interest entities of Acorn International were as follows:

Name of variable interest entities	Date of incorporation	Place of incorporation
Beijing Acorn Trade Co., Ltd. (“Beijing Acorn”)	March 19, 1998	PRC
Shanghai Acorn Network Technology Development Co., Ltd. (“Shanghai Network”)	November 2, 2004	PRC
Beijing HJX Technology Development Co., Ltd. (“Beijing HJX”)	September 16, 2013	PRC
Shanghai HJX Electronic Technology Co., Ltd. (“HJX Electronic”)	December 3, 2013	PRC